(LOSS)/GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Sale of Vessels) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($) vessel
Gain on termination of charters | $	$ 0	$ 0	$ 25,315
Vessel impairment charge | $	5,314	42,410	11,800
Gain/(Loss) | $	$ (167)	$ 7,364	$ (1,384)
Double-hull Very Large Crude Carriers (VLCC) [Member]
Number of vessels sold | vessel			3
Container vessels [Member]
Number of vessels sold | vessel		5
Suezmax Tankers [Member]
Number of vessels sold | vessel		3